12/07/2006 10:18 FAX 2123065325 L[redacted] 002

CERTAMX

1349108

06062996

**AMERICAN STOCK EXCHANGE®**
Equities Options ETFs

RECD S.E.C.
DEC 0 7 2006
1086

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1302
F 212 306 5359

December 7, 2006

1-32951

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street NE
Washington DC 20549

Dear Mr. Johnson:

This is to certify that on December 7, 2006, the American Stock Exchange, Inc. (the "Exchange") received from Smart Move, Inc. (the "Registrant") a copy of the Registrant's application on Form 8A 12B/A for the registration of the following securities:

Units, each consisting of one share of Common Stock, and one Warrant;
Common Stock, $0.0001 par value; and
Warrants

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

PROCESSED
DEC 13 2006
THOMSON FINANCIAL